Employee Benefits - Schedule of Actual Return (loss) on Plan Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Canada [member]
Disclosure of net defined benefit liability (asset) [line items]
Actual return (loss) on plan assets	$ 30.3	$ 10.6
Foreign [member]
Disclosure of net defined benefit liability (asset) [line items]
Actual return (loss) on plan assets	$ 0.0	$ 0.0